Annual Fund Operating Expenses - Dakota Active Equity ETF - Dakota Active Equity ETF Class	Jul. 17, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.03%	[1]
Net Expenses (as a percentage of Assets)	0.43%

[1]	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year. “Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.